Contingent Consideration Payable - Schedule of Contingent Consideration Payable (Details) - USD ($)		Jun. 30, 2025	Jun. 30, 2024
Business Combination, Contingent Consideration [Line Items]
Contingent consideration payable		$ 29,633,064
Acquisition of 51% interest in SuperX Industries [Member]
Business Combination, Contingent Consideration [Line Items]
Contingent consideration payable	[1]	20,016,896
Acquisition of additional 49% interest in SuperX Industries [Member]
Business Combination, Contingent Consideration [Line Items]
Contingent consideration payable	[2]	$ 9,616,168

[1]	The contingent consideration payable represented the Company’s contingent obligations to issue up to an additional 2,387,500 shares of the Company’s common stock in aggregate as contingent consideration based on each amount of recover loans receivable owed to the SuperX Industries by the seller that the seller collects for the Company post-closing within 365 days from the date of the acquisition agreement. The Company shall issue to the seller additional shares, at $4.00 per ordinary share, for which the value shall be equivalent to 51% of the collected amount, calculated based on the prevailing exchange rate at the bank on the date of collection.
[2]	The contingent consideration payable represented the Company’s contingent obligations to issue up to an additional 1,146,961 shares of the Company’s common stock in aggregate as contingent consideration based on each amount of recover loans receivable owed to the SuperX Industries by the seller that the seller collects for the Company post-closing within 365 days from the date of the acquisition agreement. The Company shall issue to the seller additional shares, at $8.00 per ordinary share, for which the value shall be equivalent to 49% of the collected amount, calculated based on the prevailing exchange rate at the bank on the date of collection.